MP63 Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Individual Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MP63 Fund
Redemption Fees (as a percentage of amount redeemed within 180 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	MP63 Fund
Management Fees	0.35%
Distribution and Servicing (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.72%

EXPENSE EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example with Redemption - 1 Year	Expense Example with Redemption - 3 Years	Expense Example with Redemption - 5 Years	Expense Example with Redemption - 10 Years
MP63 Fund | USD ($)	74	230	401	894

There is no redemption fee charged if shares remain in the fund for six months or more, therefore you would pay the following expenses if you did not redeem your shares.
Expense Example, No Redemption	Expense Example No Redemption - 1 Year	Expense Example No Redemption - 3 Years	Expense Example No Redemption - 5 Years	Expense Example No Redemption - 10 Years
MP63 Fund | USD ($)	74	230	401	894

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend paying common stock of companies that offer direct investment plans (“DRIPs”), with an emphasis on quality and diversity. These are typically large-capitalization stocks (e.g. companies with market capitalizations of greater than $10 billion) with an emphasis on quality and diversity. The Fund is generally invested in a blend of value and growth styles. Buying and selling decisions emphasize a long-term outlook and take into account the maintenance of a balance among the companies and industries represented. The companies in which the Fund principally invests are typically large capitalization stocks and are diversified across industries. However, the Fund may invest in companies of any size. The remaining assets in the Fund (up to 20%) may be held in cash or cash equivalents or invested in stocks that the managers believe would be useful for diversification purposes.

Under normal market conditions, the number of companies in which the Fund principally invests is 63.[1] However the number may be more or less depending on the portfolio managers’ assessment of the potential for future growth. Generally, each such company is allocated an amount of the total to be invested in the manner designed to reduce the impact of volatility by investing regularly and periodically rather than making lump-sum investments in larger amounts. Dividends are generally reinvested in the company that paid the dividend.

Fund holdings are periodically rebalanced to realize profits or losses, to minimize exposure to what the managers may believe are overvalued securities (and augment undervalued positions). To facilitate this investment strategy, the Fund offers an Automatic Investment Plan and encourages shareholders to make regular periodic investments, which can be stopped or changed at any time.

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[1] When the Fund commenced operations in 1999, the companies in which the Fund invested were represented in the MP63 Stock Index (the “DRIP Index”), an index established in 1994 by an affiliate of the Advisor to track the performance of companies that offer dividend reinvestment plans (DRIPs). From January 1, 1994 through May 22, 2017, which is the last day that the DRIP Index was actively maintained and updated, the Fund invested primarily in the portfolio companies that were included in the DRIP Index, with results that the Advisor believes demonstrated the relative advantages of investing in companies with DRIPs. Since May 22, 2017, the Fund has principally invested, and will continue prospectively to principally invest, in common stocks that meet the same investment criteria as was utilized to select the stocks that comprised the DRIP Index.

PRINCIPAL RISKS

The Fund is subject to the following principal investment risks:

General Risks

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments may vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

Risks of Investing in Common Stocks

Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Large-Size Company Risks

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Size Company Risks

Investing in medium-sized companies may involve greater risk than investing in larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and the price of their securities may therefore be more volatile.

Focused Portfolio Risks

The Fund principally invests its assets in the securities that offer direct investment plans (“DRIPs”). Accordingly, negative changes in those securities might result in a greater negative impact to the Fund than a fund that holds a broader array of securities.

PAST PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.mp63fund.com and by calling toll-free 1-877-MP63FUN (1-877-676-3386).

Year-By-Year Annual Returns (for calendar years ending on December 31)

During the periods covered in the bar chart, the highest return for a quarter was 17.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -15.15% (quarter ended September 30, 2011). The Fund’s year-to-date return as of March 31, 2019 was 13.12%.

Average Annual Total Returns (for periods ending on December 31, 2018)
Average Annual Total Returns - MP63 Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
MP63 Fund	(5.54%)	7.01%	11.67%	6.00%	Mar. 02, 1999
MP63 Fund | After Taxes on Distributions	(7.20%)	5.53%	10.48%	5.18%	Mar. 02, 1999
MP63 Fund | After Taxes on Distributions and Sales	(2.67%)	5.03%	9.23%	4.66%	Mar. 02, 1999
S&P 500 Composite Index (reflects no deduction for fee, expenses or taxes)	(4.39%)	8.49%	13.11%	5.67%	Mar. 02, 1999

The S&P 500 is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).